Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 114,656,035.00
Previously Paid Amount	0.00
Total Fee Amount	15,834.00
Total Offset Amount	15,834.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A